UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549
                               FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
       					[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
       Name:	 		Stewardship Partners Investment Counsel, Inc.
       Address:		 	2514 Plantation Center Drive
				Matthews, NC 28105
       Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: 		Timothy P. Burns
Title: 		Chief Financial Officer
Phone: 		704-644-5548
Signature, 		Place, 		and Date of Signing:
Timothy P. Burns	Matthews, NC	February 13, 2006

Report Type (Check only one.):
[ ] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[X] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
Form 13F File Number 	Name
28-10697		Centurion Alliance, Inc.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:	73
Form 13F Information Table Value Total: 67385

List of Other Included Managers:

NONE


   FORM 13F INFORMATION TABLE
							VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		   VOTING AUTHORITY
   NAME OF ISSUER	TITLE OF CLASS	CUSIP		(X1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE

Abbott Laboratories	COM		002824100	1075	27307	SH		SOLE			1075
Accenture Ltd		CL A		G1150G111	505	17480	SH		SOLE			505
Adobe Sys Inc.		COM		0072F101	1593	43179	SH		SOLE			1593
Aegon NV ISIN		OAR		007924103	226	13872	SH		SOLE			226
Aflac Inc		COM		001055102	1699	36670	SH		SOLE			1699
Allied Irish Banks	ADR		019228402	28	652	SH		SOLE			28
Amer Intl Group Inc	COM		026874107	856	12577	SH		SOLE			856
American		COM		02886P109	1454	37547	SH		SOLE			1454
Astrazeneca		ADR		046353108	25	799	SH		SOLE			25
Avaya Inc		COM		053499109	1187	111469	SH		SOLE			1187
Axa SA Each Repstg	ADR		054536107	298	9645	SH		SOLE			298
BB&T Corp		COM		054937107	990	23669	SH		SOLE			990
BHP Billiton LTD	ADR		088606108	372	11130	SH		SOLE			372
Biomet Inc		COM		090613100	727	19923	SH		SOLE			727
Broadcom Corp		CL A		111320107	18	381	SH		SOLE			18
Canon Inc Adr New	ADR		138006309	241	4098	SH		SOLE			241
China Mobile Hong K	ADR		16941M109	910	37843	SH		SOLE			910
Cisco Sys Inc		COM		17275R102	500	29195	SH		SOLE			500
Conco Phillips		COM		20825C105	1477	25435	SH		SOLE			1477
Credit Suisse Group	ADR		225401108	620	12438	SH		SOLE			620
Ctrip.Com Intl Ltd	ADR		22943F100	925	16012	SH		SOLE			925
Dassault Systemes S	ADR		237545108	30	527	SH		SOLE			30
Dollar General Corp	COM		256669102	1556	81731	SH		SOLE			1556
Ecolab Inc		COM		278865100	1041	28779	SH		SOLE			1041
Emerson Electric Co	COM		291011104	1595	21383	SH		SOLE			1595
Encana Corp		COM		292505104	1652	36624	SH		SOLE			1652
Express Scripts Inc	COM		302182100	2399	28652	SH		SOLE			2399
Fifth Third Bancorp	COM		316773100	1084	28788	SH		SOLE			1084
First Horizon Natl	COM		320517105	1580	41161	SH		SOLE			1580
Fiserv Inc		COM		337738108	994	23016	SH		SOLE			994
Gallagher Arthur J	COM		363576109	1098	35644	SH		SOLE			1098
General Dynamics	COM		369550108	1669	14655	SH		SOLE			1669
Goldcorp Inc New	COM		380956409	183	8210	SH		SOLE			183
Goldman Sachs Group	COM		38141G104	2120	16746	SH		SOLE			2120
Heartland Express	COM		422347104	1141	56382	SH		SOLE			1141
Hsbc Hldgs Plc		COM		404280406	21	257	SH		SOLE			21
Huaneng Power Intl	ADR		443304100	164	6267	SH		SOLE			164
Infosys Technologie	ADR		456788108	29	353	SH		SOLE			29
Intel Corp		COM		458140100	503	20155	SH		SOLE			503
Itt Inds Inc		COM		450911102	1154	11250	SH		SOLE			1154
Jabil Circuit Inc	COM		466313103	2045	55228	SH		SOLE			2045
Kimberly Clark Corp	COM		494368103	1145	19232	SH		SOLE			1145
Kookmin BK New Spon	ADR		50049M109	906	12133	SH		SOLE			906
Kyocera Corp		ADR		501556203	140	1918	SH		SOLE			140
Maxim Integrated Pr	COM		57772K101	476	13121	SH		SOLE			476
Mcgraw-Hill Cos Inc	COM		580645109	1357	26340	SH		SOLE			1357
Mitsubishi Ufj Finl	ADR		606822104	974	71172	SH		SOLE			974
Morgan Stanley		COM		617446448	1207	21621	SH		SOLE			1207
Nippon Teleg		ADR		654624105	138	6054	SH		SOLE			138
Nokia Corp ADR		ADR		654902204	1445	79102	SH		SOLE			1445
Nomura Hldgs Inc Sp	ADR		65535H208	761	39617	SH		SOLE			761
Patterson Cos Inc	COM		703395103	1206	36166	SH		SOLE			1206
Quality Sys Inc		COM		747582104	1936	25260	SH		SOLE			1936
Research in Motion	COM		760975102	1142	17328	SH		SOLE			1142
Rio Tinto Plc		ADR		767204100	640	3500	SH		SOLE			640
Royal Gold Inc		COM		780287108	2824	81452	SH		SOLE			2824
Shire Pharmaceutica	COM		82481R106	261	6731	SH		SOLE			261
SK Telcom Co LTD AD	COM		78440P108	650	32041	SH		SOLE			650
Smith & Nephew Plc	ADR		83175M205	198	4267	SH		SOLE			198
Stryker Corp		COM		863667101	1312	29569	SH		SOLE			1312
Synovus Finl Corp	COM		87161C105	486	18004	SH		SOLE			486
Sysco Corp		COM		871829107	1698	54773	SH		SOLE			1698
Taro Pharmaceutical	ORD		M8737E108	18	1276	SH		SOLE			18
Teva Pharmaceutical	ADR		881624209	37	849	SH		SOLE			37
Transocean Inc.		ORD		G90078109	599	8600	SH		SOLE			599
Trend Micro Inc		COM		89486M206	17	450	SH		SOLE			17
UBS AG			COM		H8920M855	26	278	SH		SOLE			26
United Parcel Svc	COM		911312106	1357	18087	SH		SOLE			1357
United Utilities Pl	ADR		91311Q105	24	1049	SH		SOLE			24
Valero Energy		COM		91913Y100	1686	32728	SH		SOLE			1686
Varian Medical Syst	COM		92220P105	2351	46763	SH		SOLE			2351
Vodafone Group		COM		92857W100	111	5167	SH		SOLE			111
Waters Corp		COM		941848103	1256	33278	SH		SOLE			1256
Xilinx Inc		COM		983919101	1216	48313	SH		SOLE			1216